Employee Benefits - Compensation Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unrecognized compensation costs
Total unrecognized compensation expense related to novested share-based arrangements	$ 1,600	$ 994
Weighted average period	3 years 1 month 6 days
Total fair value of shares vested	$ 82	22
Recognized compensation costs
Total stock-based compensation expense	1,600	707	$ 204
Total income tax benefit recognized for share-based arrangements	$ 555	$ 247	$ 71